Bank Loan (Details Narrative) - USD ($)			12 Months Ended
	May 02, 2020	Nov. 14, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Interest expense on loan			$ 10,891	$ 11,991	$ 16,194
GWN [Member]
Short-term Debt [Line Items]
Maximum amount available under credit facility	$ 1,000,000
Bank loan, renewable term		1 year
Floating interest rate spread		1.00%
Cash deposit for pledging of loan		$ 2,000,000
GWN [Member] | Bank Overdrafts [Member]
Short-term Debt [Line Items]
Maximum amount available under credit facility		$ 1,900,000